Subsequent events (Details) - Subsequent event $ / shares in Units, $ in Millions	Jul. 14, 2017 USD ($) $ / shares shares
Subsequent events
Issuance of shares	$ 3
Price per share (in dollars per share) | $ / shares	$ 6.98
Warrants in connection with 2017 loan agreement
Subsequent events
Warrant term	7 years
Securities that warrants may purchase (in shares) | shares	394,289
Warrant exercise price (in dollars per share) | $ / shares	$ 7.37
2017 Credit Facility
Subsequent events
Maximum borrowing capacity	$ 50
Proceeds from long-term debt	40
Additional borrowing capacity on achievement of milestones	$ 10
Loan agreement term	6 years
Interest only payment term	3 years
Extension of interest only payment term upon achievement of milestones	6 years